UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page


        Report  for  the  Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment:              |_|; Amendment Number: ____

This  Amendment  (Check  only  one):  |_|  is a restatement
                                      |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Valinor Capital Partners Offshore Master Fund, LP

Address:  c/o Morgan Stanley Fund Services (Cayman) Ltd.
          Cricket Square
          Hutchins Drive
          2nd Floor, Boundary Hall
          P.O. Box 2681
          Grand Cayman KY1-1111
          Cayman Islands


13F File Number: 028-13290

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   David Angstreich
Title:  Chief Financial Officer
Phone:  (212) 918-5245


Signature, Place and Date of Signing:

 /s/ David Angstreich           New York, New York          August 13, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number                           Name

     028-12747                             Valinor Management, LLC
   -----------------------          ----------------------------------------



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